Tax expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax expenses [Line Items]
Tax expenses	R$ (326,584)	R$ (248,588)	R$ (146,757)
PIS
Tax expenses [Line Items]
Tax expenses	(259,357)	(198,414)	(118,205)
ISSQN
Tax expenses [Line Items]
Tax expenses	(17,043)	(40,182)	(25,243)
INSS
Tax expenses [Line Items]
Tax expenses	(13,110)	(5,604)	(2,910)
Other tax collections
Tax expenses [Line Items]
Tax expenses	R$ (37,074)	R$ (4,388)	R$ (399)